INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended									24 Months Ended	36 Months Ended	13 Months Ended	24 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 United States of America ChinaCache North America, Inc. Maximum	Dec. 31, 2014 United States of America CALIFORNIA ChinaCache North America, Inc.	Dec. 31, 2014 HK ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")	Dec. 31, 2014 PRC	Dec. 31, 2014 PRC HNTE	Dec. 31, 2014 PRC ChinaCache Beijing HNTE Tax Year 2013 to 2015	Dec. 31, 2014 PRC Beijing Blue IT HNTE	Dec. 31, 2014 PRC Beijing Blue IT Key Software Enterprise	Dec. 31, 2012 PRC Beijing Blue IT Key Software Enterprise
Income taxes
State Income Tax (as a percent)						8.84%
Foreign statutory corporate income tax rate (as a percent)					35.00%		16.50%
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%				25.00%
Preferential tax rate (as a percent)									15.00%	15.00%	15.00%	10.00%	10.00%
Loss before income tax expense
Non-PRC	$ 1,375	8,533	(6,777)	888
PRC	(2,977)	(18,471)	(26,157)	(11,586)
Loss before income taxes	(1,602)	(9,938)	(32,934)	(10,698)
Income tax expense
Current	1,908	11,837	(11,809)	17,490
Deferred	(2,407)	(14,934)	13,104	(11,197)
Income tax expense (benefit)	$ (499)	(3,097)	1,295	6,293